Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

Subsequent to September 30, 2025, the Company had the following transactions:

Debt Conversions

Loan #17

The Company issued 4,285,994 shares of common stock in connection with the settlement of outstanding amounts due to a single lender under loan #17, consisting of principal of $102,600, accrued interest of $33,589, and fees of $5,250, for a total conversion amount of $141,439. Pursuant to the debt agreement, the shares were converted at a fixed rate of $0.033 per share. Accordingly, no gain or loss was recorded upon debt conversion, and the note was fully settled upon completion of these conversions.

Cashless Warrant

The Company issued 1,399,521 shares of common stock in connection with the cashless exercise of 1,969,697 warrants.

Conversion of Series B, Convertible Preferred Stock

Effective October 28, 2025, the Company increased the conversion ratio applicable to its Series B Convertible Preferred Stock from 5,000:1 to 8,366:1. This adjustment was made pursuant to the original contractual provisions governing the Series B Preferred Stock, which permitted changes to the conversion ratio under specified conditions. Because the conversion occurred in accordance with these original terms, the modification and subsequent conversion are accounted for as equity transactions, and do not result in the recognition of any gain or loss.

Using the revised conversion ratio, the Company issued 16,313,700 shares of common stock upon the conversion of 1,950 shares of Series B Preferred Stock. As the Series B Preferred Stock was equity-classified and the conversion represented a reclassification within equity, the transaction did not give rise to any income-statement impact. Following these conversions, no shares of Series B Preferred Stock remain outstanding.

Increase in Authorized Shares

On October 7, 2025, the Company’s majority voting stockholder approved an increase in the Company’s authorized common stock from 200,000,000 to 900,000,000 shares. The Board approved the change on the same date. In accordance with SEC requirements, the amendment became effective 20 days after the Company mailed an information statement to stockholders. This change increased only the number of authorized shares and had no impact on the number of shares outstanding or on the rights of existing stockholders.

Equity Purchase Agreement and Warrant

On October 8, 2025, the Company entered into an Equity Purchase Agreement with Mast Hill Fund, L.P., allowing the Company to sell up to $25,000,000 of common stock at its discretion over a 24-month period. In connection with the agreement, the Company issued Mast Hill a warrant to purchase 6,000,000 shares at $0.10 per share. The warrant is immediately exercisable and expires in five years.

Convertible Note Payable

On October 8, 2025, the Company entered into a one-year (1) Securities Purchase Agreement with Mast Hill Fund, L.P. and issued a senior secured convertible note with a principal amount of $2,270,000 for net proceeds of $1,929,500. The note includes an original issue discount of $340,500 and is secured by the Company’s existing security and guaranty agreements.

The note is convertible into common stock at a fixed conversion price of $0.033 per share.

Note 16 - Subsequent Events

Subsequent to June 30, 2025, the Company had the following transactions:

Acquisition of Hotel Operations - Victorville Treasure Holdings, LLC — Business Combination

Overview and Date of Acquisition

On August 27, 2025, the Company completed the acquisition of Victorville Treasure Holdings, LLC (“Victorville”), a California limited liability company that owns and operates a 155-room hotel located at 15494 Palmdale Road, Victorville, California (the “Property”).

The transaction was executed pursuant to a Share Exchange Agreement (the “Agreement”) among the Company, SBZ Investment Industry Inc., and the individual equity holders of Victorville (collectively, the “Sellers”). Following the closing, Victorville became a wholly owned subsidiary of the Company.

Primary Reasons for the Acquisition

The acquisition is expected to strengthen and expand the Company’s hotel operations platform, create access to franchise-branding opportunities following renovations, and generate operating synergies at the Property. The goodwill expected to be recognized will primarily reflect anticipated synergies and the assembled workforce, none of which qualify as separately recognizable intangible assets.

Consideration Transferred

The aggregate purchase price was approximately $39.0 million (the “Purchase Price”) (excluding contingent consideration of $7.13 million), satisfied by the issuance of 216,667 shares of the Company’s Series C Convertible Preferred Stock (the “Exchange Shares”), each convertible into 6,000 shares of common stock.

In accordance with the Agreement, 15% of the Exchange Shares were placed in escrow for 18 months to satisfy potential indemnification obligations.

The Agreement also provides for the issuance of up to 41,667 additional shares of Series C Convertible Preferred Stock (the “Earnout Shares”) contingent upon achievement of the following post-closing milestones on or before December 31, 2027:

1.	Completion and buildout of a gym facility;
2.	Enrollment of at least 50 active gym members;
3.	Completion of renovations necessary to satisfy franchise rebranding requirements; and
4.	Operation of the Property under a major franchise brand for at least 30 consecutive days.

The Purchase Price was subject to adjustment if, as of the Closing Date, the 30-day volume-weighted average price (VWAP) of the Company’s common stock was less than $0.02 per share. No such adjustment was required. On the closing date the closing common stock price was $0.03/share.

Accounting for Contingent and Variable Consideration

●	The Earnout represents contingent consideration and will be measured at fair value on the acquisition date and subsequently remeasured at fair value, with changes recognized in earnings each period until settlement.
●	The VWAP adjustment represents variable consideration related to the equity consideration issued and is measured at fair value on the acquisition date; subsequent accounting will depend on its classification under applicable guidance.
●	The indemnification escrow does not affect total consideration transferred at the acquisition date unless and until amounts are forfeited or returned under the indemnification provisions.

Preliminary Purchase Price Allocation

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company has not yet completed the identification and measurement of the fair values of the assets acquired and liabilities assumed, including the valuation of identifiable intangible assets (such as franchise rights, trade names, customer relationships or loyalty programs, and favorable or unfavorable contracts) and the determination of related deferred taxes.

Management is performing its preliminary assessment, including the identification and measurement of goodwill and other intangible assets. Because these analyses are ongoing, the amounts assigned to goodwill, intangible assets, and deferred taxes are considered provisional.

In accordance with ASC 805, this preliminary allocation will be finalized within the measurement period, which extends up to one year from the acquisition date. The Company will update these estimates in future filings as additional information becomes available and the independent valuation analysis is completed.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Tax Deductibility of Goodwill

The Company is currently evaluating whether any recognized goodwill will be deductible for income tax purposes. This disclosure will be updated upon finalization of the purchase accounting.

Measurement Period

The Company expects to finalize the purchase price allocation no later than August 27, 2026. During this period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances that existed at the acquisition date.

Acquisition-Related Costs

The Company incurred an insignificant amount of transaction costs related to the acquisition. Such costs were expensed as incurred and are included in general and administrative expenses in the consolidated statements of operations.

Acquisition of Hotel Operations – Rancho Mirage Hilton LLC — Business Combination

Overview and Date of Acquisition

On September 30, 2025, the Company completed the acquisition of Rancho Mirage Hilton LLC (“Rancho Mirage Hilton”), a Delaware limited liability company that owns and operates the Hilton Garden Inn Palm Springs – Rancho Mirage, a 120-room hotel located at 71700 Highway 111, Rancho Mirage, California (the “Property”).

The transaction was effected pursuant to a Membership Interest Purchase Agreement (the “Purchase Agreement”) among the Company, the selling members of Rancho Mirage Hilton, and certain related parties. Upon closing, Rancho Mirage Hilton became a wholly owned subsidiary of the Company.

Primary Reasons for the Acquisition

The acquisition aligns with the Company’s strategy to expand its owned hotel portfolio and operating platform within key California markets. Management expects the Property to provide recurring revenue, economies of scale with existing hotel operations, and future franchise-branding opportunities following targeted capital improvements. Any goodwill recognized will primarily reflect anticipated operating synergies, assembled workforce, and other benefits that do not meet the criteria for separate recognition as identifiable intangible assets.

Consideration Transferred

The aggregate purchase price was approximately $24.0 million, satisfied primarily through the issuance of 133,333 shares of the Company’s Series C Convertible Preferred Stock (the “Exchange Shares”), each convertible into 6,000 shares of common stock.

Under the Purchase Agreement, 10% of the Exchange Shares were placed in escrow for 12 months to satisfy potential indemnification obligations.

In addition, the sellers are eligible to receive up to 25,000 additional shares of Series C Convertible Preferred Stock (the “Earn-Out Shares”) contingent upon achievement of specified post-closing milestones, including:

1.	Completion of planned property renovations and upgrades;
2.	Execution of a Hilton-brand franchise renewal agreement; and
3.	Achievement of defined operating income thresholds for any fiscal year ending on or before December 31, 2027.

The purchase price was not subject to any adjustment for fluctuations in the Company’s common stock VWAP as of the closing date.

Accounting for Contingent and Variable Consideration

●	The Earn-Out Shares represent contingent consideration and will be measured at fair value on the acquisition date and subsequently remeasured at fair value, with changes recognized in earnings until settlement.
●	The escrowed shares do not affect the total consideration transferred at the acquisition date unless and until amounts are forfeited or returned under indemnification provisions.
●	No additional contingent or variable purchase price mechanisms were included in the Purchase Agreement.

Preliminary Purchase Price Allocation

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company is finalizing the identification and measurement of the fair values of assets acquired and liabilities assumed, including:

●	Property, plant and equipment;
●	Identifiable intangible assets (such as franchise rights, trade name, customer relationships, and any favorable/unfavorable contracts); and
●	Related deferred tax balances.

As these analyses are ongoing, the amounts assigned to goodwill, intangible assets, and deferred taxes are considered provisional. In accordance with ASC 805, this preliminary allocation will be finalized within one year of the acquisition date. Updates will be reflected in future filings as additional valuation information becomes available.

Tax Deductibility of Goodwill

The Company is evaluating whether any goodwill arising from the acquisition will be deductible for income tax purposes. This determination will be finalized upon completion of the purchase accounting process.

Measurement Period

The Company expects to finalize the purchase price allocation no later than September 30, 2026. During this measurement period, provisional amounts may be adjusted retrospectively if new information becomes available about facts and circumstances existing as of the acquisition date.

Acquisition-Related Costs

Transaction-related professional fees and other acquisition costs were not material and were expensed as incurred, included within general and administrative expenses in the consolidated statements of operations.